Intangible assets, Net (Tables)	12 Months Ended
Aug. 31, 2018
Intangible assets, Net
Schedule of intangible assets, net

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Customer relationship	2,290	19,980	2,925
Trademark	6,150	64,850	9,495
Student base	2,390	2,390	350
License use right	—	23,600	3,456
Franchise agreements	—	9,420	1,379
	10,830	120,240	17,605
Less: accumulated amortization	(1,101)	(8,121)	(1,189)
Intangible assets, net	9,729	112,119	16,416

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
For the years ended August 31
2019	10,060	1,473
2020	10,060	1,473
2021	10,060	1,473
2022	9,421	1,379
2023	7,888	1,155